Property and Equipment, Net - Additional Information (Details) - USD ($)	3 Months Ended	9 Months Ended			12 Months Ended
	Dec. 31, 2018	Sep. 30, 2021	Sep. 30, 2020	Sep. 19, 2018	Dec. 31, 2020	Dec. 31, 2019
TOI Parent Inc.
Property and Equipment, Net
Depreciation expense	$ 56,508	$ 562,676	$ 513,830	$ 338,196	$ 690,499	$ 418,461